Label	Element	Value
Current restricted cash and cash equivalents	ifrs-full_CurrentRestrictedCashAndCashEquivalents	R 27,000,000
Current restricted cash and cash equivalents	ifrs-full_CurrentRestrictedCashAndCashEquivalents	41,000,000
Non-current restricted cash and cash equivalents	ifrs-full_NoncurrentRestrictedCashAndCashEquivalents	434,000,000
Non-current restricted cash and cash equivalents	ifrs-full_NoncurrentRestrictedCashAndCashEquivalents	R 292,000,000